Debt - Mortgage Funding Arrangements (Detail) (Mortgage funding arrangements, USD $)				9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Merchants Bank Of Indiana	Sep. 30, 2013 Barclays Bank PLC	Sep. 30, 2013 Bank Of Virginia	Sep. 30, 2013 Bank of America, N.A.	Sep. 30, 2013 Merit Bank
Line of Credit Facility [Line Items]
Amount Outstanding	$ 467,319,000	$ 202,976,453	$ 57,893,665	$ 273,807,000	$ 127,068,000	$ 0	$ 66,444,000	$ 0
Basis spread on variable rate				1.00%